Revenue - Summary of Disaggregation of Our Overall Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 120,784	$ 104,671
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	117,048	100,508
Cloud Services [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112,439	96,334
Managed Professional Services [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,609	4,174
Professional Services [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	309	420
Other Services [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,427	$ 3,743